Commitments (Details) (USD $)	9 Months Ended		12 Months Ended		0 Months Ended				1 Months Ended				0 Months Ended	1 Months Ended		0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	May 15, 2010 Atlanta Marketing Consultant [Member]	May 15, 2010 Atlanta Marketing Consultant [Member] Agreement condition 1 [Member]	May 15, 2010 Atlanta Marketing Consultant [Member] Agreement condition 2 [Member]	May 15, 2010 Atlanta Marketing Consultant [Member] Agreement condition 3 [Member]	Nov. 19, 2012 Troy Spencer [Member]	Nov. 19, 2012 Troy Spencer [Member] Agreement condition 1 [Member]	Nov. 19, 2012 Troy Spencer [Member] Agreement condition 2 [Member]	Nov. 19, 2012 Troy Spencer [Member] Agreement condition 3 [Member]	Mar. 02, 2013 Earl H. Roberts Limited [Member]	Jun. 30, 2013 Trialon Corporation [Member]	May 30, 2013 Trialon Corporation [Member]	May 15, 2010 Minimum [Member] Atlanta Marketing Consultant [Member]	Nov. 19, 2012 Minimum [Member] Troy Spencer [Member]	May 15, 2010 Maximum [Member] Atlanta Marketing Consultant [Member]	Nov. 19, 2012 Maximum [Member] Troy Spencer [Member]
Commitments (Textual)
Percentage of commission received on business					5.00%								10.00%
Percentage of consulting fee on capital received													2.00%			3.00%	3.00%	5.00%	10.00%
Agreement term, Description					The agreement shall not terminate as long as the Company is receiving income or equity positions from parties brought to the Company as a result of Atlanta's efforts for a period ending 5 years from the first transaction.				Spencer will receive fee payments for investments from the same investors for a period of 36 months from the initial investment.						Rent consideration for January 1, 2014 to June 30, 2014 will be payable on January 1, 2014.
Commitments description					All payments will be due on a quarterly basis and paid on the 5th day of the month of each new quarter of the calendar year.	If the amount of capital raised by the Company is $750,000 or below, Atlanta will receive a 5% consulting fee.	If the amount of capital raised is over $750,000 but below $1,500,000, Atlanta will receive in a consulting fee of 4% of monies raised.	Any amount of capital raised by the Company exceeding $1,500,000 will result in a consulting fee payment of 3%.	All aforementioned payments will be due within 10 business days after the Company receives funding from an investor.	If the amount of capital raised by the Company is $750,000 or below, Spencer will receive a 10% consulting fee.	If the amount of capital raised is over $750,000 but below $1,500,000, Spencer will receive a consulting fee of 4% of monies raised.	Any amount of capital raised by the Company exceeding $1,500,000 will result in a consulting fee payment of 3%.
Monthly lease rent	$ 41,359	$ 30,225	$ 45,450	$ 1,862										$ 5,075	$ 5,075
Security deposit														$ 30,450